SUBSEQUENT EVENTS (Details) R / shares in Units, R in Millions				1 Months Ended	12 Months Ended
	Oct. 19, 2022 shares	Sep. 26, 2022 ZAR (R)	Aug. 24, 2022 ZAR (R) R / shares	Sep. 30, 2022 ZAR (R)	Jun. 30, 2022 ZAR (R) shares R / shares	Jun. 30, 2021 ZAR (R) shares	Jun. 30, 2020 ZAR (R)
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid | R					R 513.6	R 641.3	R 565.1
Receipt of COVID-19 insurance claim | R					R 53.0
Conditional shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement					3,508,232	1,979,860
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share approved by directors | R / shares			R 0.40		R 0.40
Amount of dividends approved by directors | R			R 342.0		R 342.0
Dividends paid | R		R 342.0
Major ordinary share transactions [member] | Conditional shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	4,922,751
Major ordinary share transactions [member] | Conditional shares [member] | D J Pretorius [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	799,595
Major ordinary share transactions [member] | Conditional shares [member] | A J Davel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	425,680
Major ordinary share transactions [member] | Conditional shares [member] | W J Schoeman [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	425,680
Major ordinary share transactions [member] | Conditional shares [member] | E Beukes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	57,100
Insurance claim [Member]
Disclosure of non-adjusting events after reporting period [line items]
Receipt of COVID-19 insurance claim | R				R 31.7